Subsequent events (Details) - EUR (€) € / shares in Units, € in Thousands					12 Months Ended
	Mar. 19, 2026	Jun. 26, 2025	Jun. 26, 2024	Jun. 27, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid (in EUR per share)		€ 0.12	€ 0.12	€ 0.10
Dividends recognised as distributions to owners					€ 30,491	€ 30,290	€ 25,031
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid (in EUR per share)	€ 0.12
Dividends recognised as distributions to owners	€ 32,200